Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Income taxes paid (refund) [abstract]
Income before income taxes	$ 117.7	$ 86.1	$ 158.7
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate (as a percent)	25.36%	25.42%	25.47%
Income tax at expected statutory rate	$ 29.8	$ 21.9	$ 40.4
Non-deductible (taxable) items	(0.8)	0.1	0.4
Non-deductible stock option expense	2.9	2.2	1.8
Effect of foreign tax rates	(14.6)	(8.9)	(11.8)
Non-deductible (taxable) foreign exchange loss	0.2	0.3	0.9
Change in tax law related to Swiss tax reform	0.0	0.0	(23.1)
Change in tax rates	0.1	(0.1)	2.5
Change in deferred tax asset not recognized	6.1	0.0	0.0
Other items	(0.6)	0.3	(0.4)
Income tax expense	$ 23.1	$ 15.8	$ 10.7